Annual Total Returns - FidelityDisruptiveETFs-ComboPRO - FidelityDisruptiveETFs-ComboPRO - Fidelity Disruptive Communications ETF - Fidelity Disruptive Communications ETF	Sep. 28, 2024
Bar Chart Table:
Annual Return, Inception Date	Apr. 16, 2020
Annual Return 2021	11.25%
Annual Return 2022	(39.25%)
Annual Return 2023	48.81%